Income taxes - Income tax rates (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Hong Kong
Income taxes
Income tax rate	16.50%
Hong Kong | Tax rate for first HKD2 million of assessable profits
Income taxes
Income tax rate	8.25%
Hong Kong | Tax rate for profit after first HKD2 million
Income taxes
Income tax rate	16.50%
Mainland China
Income taxes
Income tax rate	25.00%
Zhuhai | Tax rate for pilot free trade zone
Income taxes
Income tax rate	15.00%
Nansha | Tax rate for pilot free trade zone
Income taxes
Income tax rate	15.00%
Guangzhou, the PRC
Income taxes
Income tax rate	15.00%
United States
Income taxes
Income tax rate	21.00%
United States | Minimum
Income taxes
State income tax rate	4.90%
United States | Maximum
Income taxes
State income tax rate	11.50%
California
Income taxes
State income tax rate	8.84%
Texas
Income taxes
State income tax rate	0.75%
Indonesia
Income taxes
Income tax rate	22.00%			22.00%	25.00%
India
Income taxes
Income tax rate	29.12%	29.12%	26.00%
Canada | Minimum
Income taxes
Income tax rate	23.00%
Canada | Maximum
Income taxes
Income tax rate	31.00%
Singapore
Income taxes
Income tax rate	17.00%
Vietnam
Income taxes
Income tax rate	20.00%